Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade accounts receivable	$ 20	$ 155
Value added tax	186	130
Other	15	80
Trade and other current receivables	$ 221	$ 365